Securities Act Registration No. 333-204808

Investment Company Act Registration No. 811-23066

As filed with the Securities and Exchange Commission on November 18, 2021

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ Pre-Effective Amendment No.
☒ Post-Effective Amendment No. 234

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒ Amendment No. 237

(Check appropriate box or boxes.)

Northern Lights Fund Trust IV

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (631) 490-4300

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 (614) 469-3265 (phone) (614) 469-3361 (fax)	Jennifer Farrell Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246 (631) 490-4300 (phone) (631) 813-2884 (fax)

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

() Immediately upon filing pursuant to paragraph (b)

(X) On December 17, 2021pursuant to paragraph (b)

() 60 days after filing pursuant to paragraph (a)(1)

() On (date) pursuant to paragraph (a)(1)

() 75 days after filing pursuant to paragraph (a)(2)

() On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 220 to its Registration Statement until December 17, 2021. Post-Effective Amendment No. 220 to the Trust’s Registration Statement relates to Main International ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 220 under the Securities Act of 1933 and Amendment No. 223 under the Investment Company Act of 1940, filed on May 13, 2021, are incorporated by reference herein.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hauppauge, and State of New York, on the 18th day of November 2021.

Northern Lights Fund Trust IV

By:  /s/ Wendy Wang

Wendy Wang, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on November 18, 2021.

Name	Title
Joseph Breslin*	Trustee
Thomas Sarkany*	Trustee
Charles Ranson*	Trustee
Wendy Wang*	President and Principal Executive Officer
Sam Singh*	Treasurer and Principal Financial Officer

*By: _/s/ Wendy Wang

Wendy Wang

Attorney-in-Fact